Combined Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Statement [Abstract]
Net Sales	$ 968.2	$ 996.7	$ 1,072.1
Cost of goods sold	(516.6)	(553.7)	(570.8)
Gross Profit	451.6	443.0	501.3
Selling, general and administrative expenses	(239.5)	(218.8)	(272.7)
Amortization of intangible assets	(12.6)	(12.7)	(12.6)
Impairment of goodwill and other intangible assets	(566.5)	(19.4)	0
Other operating expenses, net	(1.6)	(1.3)	(0.8)
Operating (Loss) Profit	(368.6)	190.8	215.2
Intercompany interest expense	(51.5)	(51.5)	(58.3)
Other expense	(10.5)	2.2	0
(Loss) Earnings before Income Taxes	(430.6)	141.5	156.9
Income tax benefit (provision)	6.3	(49.5)	(55.8)
Net (Loss) Earnings	$ (424.3)	$ 92.0	$ 101.1
(Loss) Earnings per share:
Basic and Diluted (in dollars per share)	$ (12.33)	$ 2.67	$ 2.94
Weighted-Average Common Shares Outstanding:
Basic and Diluted (in shares)	34.4	34.4	34.4